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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03313

First American Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary
First American Funds, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2023

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Item 1: Proxy Voting Record

********************************************FORM N-PX REPORT*****************************************

ICA File Number: 811-03313

Reporting Period: July 1, 2022 – June 30, 2023

First American Funds, Inc.

---------------------------------------------------First American Government Obligations Fund--------------------------------------------------

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

---------------------------------------------------First American Institutional Prime Obligations Fund------------------------------------------

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

---------------------------------------------------First American Retail Prime Obligations Fund--------------------------------------------------

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

---------------------------------------------------First American Retail Tax Free Obligations Fund----------------------------------------------

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

---------------------------------------------------First American Treasury Obligations Fund------------------------------------------------------

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

-------------------------------------------------First American U.S. Treasury Money Market Fund----------------------------------------------

There is no proxy voting activity for the fund as the fund did not hold any votable positions during the reporting period.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	August 10, 2023

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